Note 8 - Revenue - Revenue from Gold (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) oz t	Dec. 31, 2022 USD ($) oz t	Dec. 31, 2021 USD ($) oz t
Statement Line Items [Line Items]
Revenue		$ 146,314	$ 142,082	$ 121,329
Revenue - silver sales		118	116	122
Revenue - gold sales		$ 146,196	$ 141,966	$ 121,207
Total ounces gold sold (Ounce) | oz		76,532	80,094	68,617
Net work in progress (oz) (Ounce) | oz		1,934	681	(1,141)
Gold produced (oz) (Ounce) | oz		78,466	80,775	67,476
Tonnes milled (Metric Ton) | t		924,480	752,033	665,628
Grade (g/t)
Recovery (%)
Realised gold price ($/oz)		$ 1,910	$ 1,772	$ 1,766
Blanket Mine [member]
Statement Line Items [Line Items]
Revenue		140,615	142,082	121,329
Revenue - silver sales		114	116	122
Revenue - gold sales		$ 140,501	$ 141,966	$ 121,207
Total ounces gold sold (Ounce) | oz		73,482	80,094	68,617
Net work in progress (oz) (Ounce) | oz		1,934	681	(1,141)
Gold produced (oz) (Ounce) | oz		75,416	80,775	67,476
Tonnes milled (Metric Ton) | t		770,440	752,033	665,628
Grade (g/t)		3.25	3.56	3.36
Recovery (%)		93.8	93.8	93.9
Realised gold price ($/oz)		$ 1,912	$ 1,772	$ 1,766
Bilboes [member]
Statement Line Items [Line Items]
Revenue	[1]	5,699
Revenue - silver sales	[1]	4
Revenue - gold sales	[1]	$ 5,695
Total ounces gold sold (Ounce) | oz	[1]	3,050
Net work in progress (oz) (Ounce) | oz	[1]	0
Gold produced (oz) (Ounce) | oz	[1]	3,050
Tonnes milled (Metric Ton) | t	[1]	154,040
Grade (g/t)	[1]	1.15
Recovery (%)	[1]	54
Realised gold price ($/oz)	[1]	$ 1,867

[1]	Bilboes Holdings was acquired on January 6, 2023. No production for 2022 and 2021.